Putnam Diversified Income Trust
The fund's portfolio
6/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (148.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$84,464	$88,462
5.00%, 3/20/50	21,161	20,932
4.50%, TBA, 7/1/53	45,000,000	43,418,898
4.00%, TBA, 7/1/53	30,000,000	28,365,834
3.50%, with due dates from 9/20/49 to 11/20/49	79,486	73,815

		71,967,941
U.S. Government Agency Mortgage Obligations (142.8%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	82,000,000	82,698,263
6.00%, TBA, 7/1/53	82,000,000	82,723,896
5.50%, TBA, 8/1/53	313,000,000	311,508,117
5.50%, TBA, 7/1/53	626,000,000	622,967,656
5.00%, TBA, 8/1/53	7,000,000	6,860,547
5.00%, TBA, 7/1/53	423,000,000	414,424,352
4.50%, TBA, 8/1/53	6,000,000	5,769,377
4.50%, TBA, 7/1/53	156,000,000	149,979,336
4.00%, TBA, 7/1/53	15,000,000	14,075,970
3.50%, TBA, 8/1/53	31,000,000	28,268,122
3.50%, TBA, 7/1/53	31,000,000	28,247,541
3.00%, TBA, 7/1/53	82,000,000	71,942,208
2.50%, TBA, 8/1/53	31,000,000	26,308,823
2.50%, TBA, 7/1/53	98,000,000	83,093,318

		1,928,867,526

Total U.S. government and agency mortgage obligations (cost $2,009,645,476)		$2,000,835,467

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 2/15/51(i)	$177,000	$118,440
U.S. Treasury Notes
3.25%, 6/30/27(i)	990,000	952,281
1.875%, 2/28/27(i)	138,000	127,388
0.25%, 7/31/25(i)	105,000	95,631

Total U.S. treasury obligations (cost $1,293,740)		$1,293,740

MORTGAGE-BACKED SECURITIES (36.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	$9,033,737	$1,879,252
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,487,291	494,473
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	20,664,284	4,426,294
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,463,770	944,538
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,250,925	481,100
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	3,274,410	472,664
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,389,498	440,201
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	5,362,958	860,560
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	11,793,793	1,667,857
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	1,312,108	49,414
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	916,992	71,955
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,707,475	123,790
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,276,969	475,706
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	579,335	4,386
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.10%, 9/25/50	3,463,482	429,022
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.007%, 12/15/47	10,158,206	1,100,134
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 7/25/50	31,450,814	3,577,149
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.907%, 8/15/56	1,807,633	215,651
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.907%, 4/15/47	6,468,456	743,051
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.907%, 1/15/35	18,181,782	1,130,510
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 1/25/50	2,177,155	195,478
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 12/25/49	702,242	71,762
Strips IFB Ser. 326, Class S2, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 0.757%, 3/15/44	3,862,875	380,227
Strips IFB Ser. 311, Class S1, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 0.757%, 8/15/43	6,783,184	674,453
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.381%, 7/25/43(WAC)	5,493,636	60,430
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	4,971	432
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	7,304,386	1,235,105
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	8,534,375	1,853,274
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	12,667,238	2,158,510
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	12,242	2,346
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	506,681	82,728
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	912,475	140,439
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	561,577	79,086
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	5,846,983	1,023,455
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,936,385	522,908
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	16,721,028	2,578,262
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,868,443	548,452
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	41,260	6,980
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	4,790,758	925,529
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,404,025	90,394
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	637,653	95,101
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	6,873,354	975,948
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,437,952	334,585
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,049,783	241,669
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	6,778,969	923,093
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	7,235,472	1,119,273
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	4,543,362	324,590
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	13,951,904	1,772,297
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,411,880	46,134
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	49,321	6
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.25%, 4/25/40	3,819,702	386,523
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.05%, 6/25/48	23,337,257	2,430,832
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.05%, 6/25/48	27,773,804	2,860,980
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.05%, 6/25/45	1,626,253	83,264
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 10/25/41	505,317	1,429
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 3/25/49	1,412,849	126,468
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 12/25/46	25,926,161	1,745,505
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.95%, 9/25/46	18,518,466	1,110,368
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 3/25/50	1,763,178	183,758
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 8/25/49	1,018,178	75,271
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 8/25/49	10,978,413	1,098,290
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.90%, 7/25/49	12,642,866	1,263,117
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 0.75%, 10/25/41	7,046,679	581,516
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	2,181,740	10,472
FRB Ser. 02-W8, Class 1, IO, 0.294%, 6/25/42(WAC)	3,773,476	21,863
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	8,517,681	1,883,584
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	16,098,760	3,226,974
Ser. 18-37, IO, 5.00%, 3/20/48	6,690,011	1,370,398
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	4,010,166	843,746
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	6,675,756	1,196,963
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	11,354,009	2,120,725
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,494,509	337,460
Ser. 14-132, IO, 5.00%, 9/20/44	4,692,028	1,054,627
Ser. 12-146, IO, 5.00%, 12/20/42	3,309,745	614,620
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	13,176,954	2,681,334
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,103,550	818,640
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	22,367,003	4,529,318
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	12,261,776	2,414,466
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	900,942	175,961
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	5,974,275	1,095,682
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	5,404,743	1,047,656
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,478,162	281,677
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	7,478,200	1,341,522
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	5,285,667	1,021,813
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	12,165,546	2,349,063
Ser. 13-167, IO, 4.50%, 9/20/40	2,326,921	407,982
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,962,337	480,142
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	8,503,481	1,468,845
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	7,348,324	1,281,107
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	4,290,212	362,995
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	12,006,725	1,563,866
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	6,979,842	817,968
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	1,764,249	158,253
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,692,023	1,023,887
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,702,899	608,032
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	564,325	9,260
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,337,869	357,833
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,808,734	415,946
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,724,371	290,956
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	26,649,802	4,159,714
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	8,940,144	1,440,257
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,310,082	139,445
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,463,068	505,644
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	5,443,085	870,390
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,444,577	1,001,720
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,777,824	480,057
Ser. 13-28, IO, 3.50%, 2/20/43	1,415,086	192,254
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,319,900	362,998
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	15,178,145	2,502,158
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	9,995,751	1,554,903
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,966,471	370,996
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	43,960	4
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	29,592,114	4,443,209
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65(WAC)	26,222,105	749,953
Ser. 16-H16, Class EI, IO, 2.238%, 6/20/66(WAC)	24,653,883	853,024
Ser. 15-H23, Class DI, IO, 1.898%, 9/20/65(WAC)	24,275,814	1,189,515
Ser. 15-H15, Class AI, IO, 1.853%, 6/20/65(WAC)	29,439,754	1,342,453
Ser. 15-H12, Class AI, IO, 1.836%, 5/20/65(WAC)	50,525,606	1,783,554
FRB Ser. 15-H08, Class CI, IO, 1.786%, 3/20/65(WAC)	39,183,951	1,324,417
Ser. 17-H06, Class DI, IO, 1.747%, 2/20/67(WAC)	21,052,070	713,665
Ser. 15-H23, Class BI, IO, 1.727%, 9/20/65(WAC)	42,791,226	1,420,668
Ser. 15-H03, Class CI, IO, 1.684%, 1/20/65(WAC)	43,792,514	1,528,358
Ser. 16-H14, IO, 1.653%, 6/20/66(WAC)	26,175,978	762,585
Ser. 14-H25, Class BI, IO, 1.65%, 12/20/64(WAC)	28,856,577	819,469
Ser. 16-H18, IO, 1.649%, 8/20/66(WAC)	27,925,925	841,492
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 1.604%, 1/20/43	14,280,563	1,688,131
Ser. 17-H03, Class HI, IO, 1.591%, 1/20/67(WAC)	42,295,160	1,324,744
Ser. 15-H01, Class BI, IO, 1.536%, 1/20/65(WAC)	21,922,039	622,761
Ser. 17-H16, IO, 1.391%, 8/20/67(WAC)	25,809,995	1,373,246
Ser. 12-H29, Class AI, IO, 1.298%, 10/20/62(WAC)	5,590,384	101,069
Ser. 12-H29, Class FI, IO, 1.298%, 10/20/62(WAC)	5,590,384	101,069
Ser. 17-H16, Class JI, IO, 1.296%, 8/20/67(WAC)	27,544,910	1,286,358
IFB Ser. 20-61, Class SF, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.44%), 1.283%, 7/20/43	18,114,919	1,725,950
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 6/20/51	6,157,470	698,996
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 5/20/51	32,715,739	3,877,077
IFB Ser. 21-42, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.143%, 3/20/51	32,446,863	2,357,749
IFB Ser. 18-105, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.093%, 8/20/48	14,521,877	1,286,055
IFB Ser. 18-67, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.043%, 5/20/48	9,311,669	824,619
IFB Ser. 17-160, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.043%, 10/20/43	16,107,360	1,358,221
IFB Ser. 13-152, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.004%, 5/20/41	12,138,697	1,116,638
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.004%, 2/20/40	3,026,668	255,724
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 0.993%, 7/20/50	2,412,175	296,227
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 0.993%, 10/20/48	1,393,054	112,982
IFB Ser. 14-46, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.954%, 3/20/44	6,092,122	563,521
IFB Ser. 14-4, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.954%, 1/20/44	9,580,774	922,548
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 4/20/50	2,681,098	300,541
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 8/20/49	1,391,718	128,734
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 7/20/49	1,446,147	122,474
IFB Ser. 18-164, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 0.943%, 12/20/48	21,876,207	1,945,174
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.904%, 1/20/50	27,174,656	2,508,077
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.904%, 10/20/49	7,990,326	1,005,022
IFB Ser. 19-6, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.904%, 1/20/49	13,208,720	1,040,535
Ser. 17-H18, Class FI, IO, 0.823%, 9/20/67(WAC)	27,601,860	1,608,132
Ser. 17-H11, Class DI, IO, 0.476%, 5/20/67(WAC)	16,908,699	845,163
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.454%, 8/20/44	8,231,604	622,539
Ser. 17-H20, Class HI, IO, 0.217%, 10/20/67(WAC)	24,910,168	1,375,328
Ser. 17-H12, Class QI, IO, 0.147%, 5/20/67(WAC)	26,370,475	861,233
Ser. 17-H03, Class EI, IO, 0.117%, 1/20/67(WAC)	17,794,141	942,505
Ser. 18-H01, Class XI, IO, 0.107%, 1/20/68(WAC)	26,495,275	1,701,197
Ser. 16-H24, Class JI, IO, 0.081%, 11/20/66(WAC)	14,117,200	667,944
Ser. 17-H11, Class TI, IO, 0.079%, 4/20/67(WAC)	17,818,672	987,154
Ser. 15-H18, Class BI, IO, 0.073%, 7/20/65(WAC)	22,957,656	934,377
Ser. 17-H06, Class MI, IO, 0.064%, 2/20/67(WAC)	25,144,432	857,928
Ser. 16-H17, Class KI, IO, 0.063%, 7/20/66(WAC)	13,814,479	571,482
Ser. 18-H15, Class EI, IO, 0.061%, 8/20/68(WAC)	40,648,959	2,158,460
Ser. 18-H02, Class HI, IO, 0.051%, 1/20/68(WAC)	40,099,175	1,948,569
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68(WAC)	48,983,916	2,548,695
Ser. 18-H04, IO, 0.049%, 2/20/68(WAC)	30,800,811	1,377,597
Ser. 15-H20, Class BI, IO, 0.049%, 8/20/65(WAC)	27,434,575	954,723
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	21,916,072	872,260
Ser. 15-H15, Class BI, IO, 0.046%, 6/20/65(WAC)	42,366,932	1,474,370
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	38,478,376	1,881,833
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	45,304,410	2,116,566
Ser. 18-H01, IO, 0.034%, 12/20/67(WAC)	16,775,905	708,581
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	14,998,837	455,034
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66(WAC)	25,465,983	821,813
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	60,799,524	2,310,382
Ser. 16-H27, Class EI, IO, 0.023%, 12/20/66(WAC)	19,932,023	529,056
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	54,361,794	1,592,801
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	60,917,288	2,692,544
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	33,574,310	1,084,450
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	32,403,538	1,032,409
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	28,215,563	729,655
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65(WAC)	21,546,302	552,146
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	24,813,791	371,934
Ser. 20-H12, Class IH, IO, zero %, 7/20/70(WAC)	41,603,845	2,443,352

		192,612,966
Commercial mortgage-backed securities (11.6%)
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.729%, 11/15/52(WAC)	415,000	214,752
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	265,438
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.176%, 4/10/51(WAC)	4,712,000	2,917,276
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	5,376,000	3,302,460
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.697%, 2/10/50(WAC)	551,000	330,426
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,965,000	2,271,954
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	9,980,000	8,032,130
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.567%, 2/10/48(WAC)	242,000	191,459
Ser. 15-P1, Class D, 3.225%, 9/15/48	2,618,000	2,034,547
Ser. 15-GC27, Class E, 3.00%, 2/10/48	476,000	354,466
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.08%, 4/10/47(WAC)	389,000	356,334
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	200,526	184,735
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	4,154,100	3,637,123
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	2,646,000	2,286,661
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.032%, 11/10/46(WAC)	1,583,000	1,320,761
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	326,000	282,342
FRB Ser. 14-CR17, Class E, 5.006%, 5/10/47(WAC)	360,000	240,804
FRB Ser. 14-UBS3, Class D, 4.923%, 6/10/47(WAC)	165,000	110,378
FRB Ser. 13-CR9, Class D, 4.59%, 7/10/45(WAC)	192,000	182,856
FRB Ser. 13-CR7, Class D, 4.398%, 3/10/46(WAC)	188,451	162,068
FRB Ser. 15-LC19, Class E, 4.355%, 2/10/48(WAC)	3,181,000	2,421,526
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	3,202,900
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,026,000	1,227,243
Ser. 15-LC19, Class D, 2.867%, 2/10/48	312,000	266,907
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	10,781,406	3,018,794
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.29%, 9/9/24	2,015,000	2,012,885
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.893%, 4/15/50(WAC)	272,000	159,526
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.538%, 8/10/44(WAC)	253,246	219,638
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.067%, 11/25/51	5,326,000	4,831,363
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	273,000	230,520
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	401,000	329,448
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.297%, 8/10/44(WAC)	290,000	226,333
FRB Ser. 14-GC24, Class D, 4.657%, 9/10/47(WAC)	15,515,000	6,614,855
Ser. 19-GC38, Class D, 3.00%, 2/10/52	600,000	381,121
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.698%, 9/15/47(WAC)	530,000	442,572
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.893%, 2/15/47(WAC)	9,906,000	6,538,456
FRB Ser. 14-C19, Class C19, 4.783%, 4/15/47(WAC)	3,346,000	3,122,986
FRB Ser. 14-C18, Class E, 4.393%, 2/15/47(WAC)	7,852,000	4,267,209
FRB Ser. 14-C23, Class D, 4.129%, 9/15/47(WAC)	301,000	250,658
FRB Ser. 14-C25, Class D, 4.082%, 11/15/47(WAC)	7,740,000	5,261,459
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	9,455,427
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.971%, 6/15/51(WAC)	1,098,000	887,075
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	179,196
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	431,000	287,314
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	156,984
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	9,371,809	4,194,282
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	2,836,732	2,598,572
FRB Ser. 15-C22, Class C, 4.341%, 4/15/48(WAC)	1,716,000	1,499,048
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,513,668
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 5.102%, 10/15/46(WAC)	534,000	442,458
FRB Ser. 12-C6, Class E, 4.673%, 11/15/45(WAC)	2,446,000	1,721,984
FRB Ser. 13-C11, Class D, 4.484%, 8/15/46(WAC)	650,000	36,438
FRB Ser. 15-C23, Class D, 4.277%, 7/15/50(WAC)	4,095,000	3,370,353
FRB Ser. 13-C10, Class F, 4.20%, 7/15/46(WAC)	254,000	12,765
FRB Ser. 13-C9, Class D, 4.023%, 5/15/46(WAC)	389,000	319,814
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,793,020
Ser. 14-C18, Class D, 3.389%, 10/15/47	427,000	359,016
Ser. 14-C19, Class D, 3.25%, 12/15/47	3,933,000	3,135,018
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,125,640
FRB Ser. 18-H3, Class C, 5.013%, 7/15/51(WAC)	2,271,437	1,841,652
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	1,342,906	1,235,811
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	7,066,000	5,095,999
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.90%, 3/25/50	568,000	544,031
FRB Ser. 19-01, Class M10, 8.40%, 10/25/49	459,505	443,423
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.158%, 8/9/37 (Cayman Islands)	198,570	192,998
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.556%, 6/25/37	3,410,181	3,400,976
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.341%, 1/19/37	2,575,000	2,484,875
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	68
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	3,867,000
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	3,205,000	2,680,098
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	140,000	110,109
FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	11,277,111	4,087,305
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	776,798
Ser. 16-C33, Class D, 3.123%, 3/15/59	699,000	543,845
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	220,740
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	180,000	148,292
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.195%, 3/15/46(WAC)	1,796,000	1,717,646
FRB Ser. 13-UBS1, Class E, 5.195%, 3/15/46(WAC)	2,518,000	2,387,601
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	265,000	228,858
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46(WAC)	24,207,996	6,069,100
FRB Ser. 12-C10, Class D, 4.538%, 12/15/45(WAC)	12,891,000	7,148,593

		157,019,304
Residential mortgage-backed securities (non-agency) (10.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.34%, 5/25/47	2,790,888	1,522,615
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.139%, 11/27/36(WAC)	5,062,877	3,493,385
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.117%, 10/25/35(WAC)	46,168	37,402
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 7.10%, 8/25/35	290,024	283,172
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.46%), 5.61%, 9/25/46	3,547,321	2,410,021
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.33%, 11/25/47	1,935,654	1,411,013
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	193,623	187,742
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 5.50%, 3/25/37	5,322,021	4,359,644
FRB Ser. 07-AMC3, Class A2B, (ICE LIBOR USD 1 Month + 0.18%), 5.33%, 3/25/37	914,759	749,361
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	379,156
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.85%, 9/25/35	468,870	404,334
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	3,579,701	3,144,112
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.53%, 8/25/46	7,536,565	6,225,872
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.50%, 12/25/35	328,920	216,804
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.936%, 8/25/46	2,238,658	2,036,597
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.916%, 6/25/46	236,900	200,812
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 4.048%, 11/20/35	6,739,379	5,996,914
FRB Ser. 06-OA7, Class 1A1, 3.335%, 6/25/46(WAC)	1,999,477	1,775,136
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 8.00%, 1/25/30	686,000	693,261
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.65%, 5/25/28	6,316,594	6,838,709
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 7/25/28	2,084,173	2,302,871
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.50%, 4/25/28	4,557,700	4,894,082
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.70%, 12/25/27	7,419,275	7,624,954
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,510,684
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 17.40%, 2/25/49	841,000	1,006,403
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.567%, 10/25/50	256,000	317,760
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 16.15%, 10/25/48	2,017,000	2,409,494
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.067%, 3/25/42	4,969,000	5,155,338
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.90%, 1/25/49	111,000	131,252
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.65%, 3/25/49	2,996,000	3,468,324
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 8/25/50	448,000	567,560
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 15.15%, 7/25/50	3,318,000	3,941,164
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 14.50%, 6/25/50	239,000	282,618
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (ICE LIBOR USD 1 Month + 8.35%), 13.50%, 1/25/48	700,000	752,500
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.90%, 9/25/48	408,000	436,422
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (ICE LIBOR USD 1 Month + 7.60%), 12.75%, 3/25/50	500,000	519,728
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.90%, 7/25/50	321,277	347,578
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (ICE LIBOR USD 1 Month + 4.80%), 9.938%, 9/25/47	468,000	428,805
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.867%, 10/25/50	870,000	931,988
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 8.25%, 3/25/50	399,897	410,089
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,358,532
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	146,865	142,968
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.40%, 9/25/28	12,313,110	14,208,158
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.90%, 10/25/28	7,682,728	8,682,467
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.90%, 8/25/28	4,977,125	5,573,873
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.90%, 1/25/29	444,023	481,745
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 15.40%, 1/25/29	148,109	161,296
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 14.40%, 4/25/29	416,212	441,166
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.65%, 9/25/29	395,000	437,514
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.45%, 10/25/28	79,831	84,878
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/25/30	368,000	400,298
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.60%, 5/25/30	28,000	30,357
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.90%, 3/25/31	313,000	330,027
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (ICE LIBOR USD 1 Month + 9.25%), 14.40%, 11/25/39	4,100,000	4,277,663
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 11.90%, 2/25/40	1,645,000	1,570,647
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 11.067%, 10/25/41	185,000	182,369
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (ICE LIBOR USD 1 Month + 5.25%), 10.40%, 6/25/39	501,334	528,594
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.567%, 1/25/42	1,471,000	1,476,516
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (ICE LIBOR USD 1 Month + 4.35%), 9.50%, 7/25/31	163,000	171,965
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 9.25%, 9/25/31	314,000	328,819
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.80%, 2/25/40	239,000	246,797
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 8.15%, 1/25/40	126,000	120,795
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.067%, 1/25/42	3,600,000	3,567,377
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.60%, 7/25/31	52,395	52,609
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.51%, 5/25/36	9,135,492	2,308,458
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.46%, 5/25/37	3,925,710	2,272,005
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.677%, 5/19/35	10,501,495	3,441,350
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.40%), 5.55%, 6/25/37	3,921,424	1,590,120
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	128,548	105,973
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 9.50%, 7/25/29 (Bermuda)	383,000	389,193
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 8.65%, 7/25/29 (Bermuda)	317,000	315,481
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.42%), 5.57%, 8/25/36	5,006,917	3,830,291
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	223,683
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	190,846
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 6.13%, 10/25/45	88,585	81,567
FRB Ser. 05-AR10, Class 1A3, 3.865%, 9/25/35(WAC)	101,576	94,216

		142,506,289

Total mortgage-backed securities (cost $615,347,488)		$492,138,559

CORPORATE BONDS AND NOTES (16.4%)(a)
		Principal amount	Value
Basic materials (1.5%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		$320,000	$289,276
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		2,280,000	2,237,626
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		260,000	258,311
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		615,000	535,142
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		95,000	94,346
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,040,000	1,034,621
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		25,000	21,605
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		37,000	32,926
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	899,367
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		$50,000	47,174
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		317,000	295,585
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		1,290,000	1,217,438
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		1,040,000	957,600
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		515,000	479,536
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		3,920,000	3,199,701
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,000,000	695,640
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$140,000	122,549
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		1,000,000	835,199
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		1,000,000	923,002
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		175,000	143,957
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		65,000	57,766
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		434,000	392,843
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		200,000	195,060
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		1,000,000	723,301
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,000,000	837,845
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		443,000	410,852
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,580,000	2,528,400

			19,466,668
Capital goods (2.0%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		1,210,000	1,222,100
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		30,000	29,700
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		500,000	510,128
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		59,000	59,036
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		161,000	160,437
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,945,000	2,019,089
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$138,000	142,661
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		2,757,000	2,518,827
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		4,345,000	3,629,076
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		1,125,000	1,145,299
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		454,000	396,801
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		1,500,000	1,214,863
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		2,269,000	1,801,631
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		440,000	445,501
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		125,000	126,250
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,394,000	1,449,760
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		1,000,000	895,908
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		2,412,000	2,345,151
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,081,000	1,004,983
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	67,116
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		532,000	501,782
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,255,035
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	836,184
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		100,000	99,511
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		395,000	395,988
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		2,174,000	1,958,717
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	102,006
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		1,121,000	1,132,810

			27,466,350
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		2,709,000	2,449,193
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		1,000,000	808,970
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		1,500,000	906,645
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,945,000	1,785,045
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,510,000	1,475,835
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		2,250,000	1,448,698
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)		1,000,000	917,500

			9,791,886
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity		230,000	230,000

			230,000
Consumer cyclicals (4.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		775,000	669,407
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	44,086
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,241,317
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,738
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		2,194,000	2,118,061
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		1,500,000	985,021
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,155,000	2,160,388
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		870,000	720,554
Block, Inc. sr. unsec. notes 2.75%, 6/1/26		1,000,000	910,493
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		45,000	40,201
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,839,000	1,846,797
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		2,495,000	2,524,501
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	1,043,000	1,192,467
Carnival Corp. 144A notes 10.50%, 2/1/26		$50,000	52,561
Carnival Corp. 144A notes 9.875%, 8/1/27		1,140,000	1,187,462
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		1,750,000	1,611,033
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,000,000	807,500
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		1,270,000	1,112,216
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		1,000,000	935,980
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		1,000,000	819,457
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		215,000	200,470
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		3,820,000	3,317,597
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,500,000	1,665,449
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,036,601
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$1,675,000	1,386,063
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,045,000	919,424
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,404
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,260,000	2,824,758
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		1,000,000	853,510
Moody's Corp. sr. unsec. bonds 3.10%, 11/29/61		500,000	327,961
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	1,000,000	948,471
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		$5,211,000	4,783,762
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		77,000	70,252
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	921,696
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,000,000	867,515
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		1,000,000	924,115
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	696,761
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		2,115,000	2,253,346
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 11.25%, 12/15/27		500,000	423,750
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		131,000	112,564
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		87,000	81,586
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		690,000	472,977
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	40,166
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	819,000	791,830
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$590,000	474,976
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		420,000	400,281
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	135,029
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,530,000	1,373,283
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,000,000	965,000
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,771,000	1,635,167
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		1,115,000	1,078,117
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		167,000	159,003
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		600,000	438,000
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,000,000	906,250

			54,496,374
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		2,225,000	1,904,228
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	72,900
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		840,000	775,505
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		2,208,000	1,911,334
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		2,061,000	1,942,575
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		500,000	438,750
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		500,000	425,519
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		1,000,000	958,147
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		695,000	665,627
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		505,000	451,326
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		151,000	140,039
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		1,345,000	1,105,509
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		22,000	18,843
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	771,624
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		1,500,000	843,750
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,110,000	1,016,260

			13,441,936
Energy (3.8%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		3,946,000	3,206,125
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	29,226
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		3,595,000	3,393,220
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		32,000	33,561
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,590,000	1,566,150
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		1,075,000	946,527
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		480,000	485,424
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		1,870,000	1,895,806
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		41,000	43,512
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		2,750,000	2,723,118
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,642,071
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		1,250,000	1,134,484
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		3,024,000	2,958,016
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	416,813
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		980,000	833,000
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		1,885,000	1,791,674
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		2,191,000	2,159,428
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,231,000	1,320,127
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		830,000	819,247
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		160,000	143,371
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		3,485,000	3,157,040
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		890,000	888,611
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		1,011,000	989,264
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		208,000	208,312
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	136,679
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		1,330,000	1,017,020
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		1,108,000	809,450
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,220,000	1,765,347
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		836,000	635,657
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		2,550,000	2,266,072
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		3,280,000	3,001,200
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	807,603
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,652,047
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,544,000	1,424,270
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		88,000	85,470
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		390,000	380,136
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		625,000	600,000
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		333,000	325,404
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	157,759
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,780,000	2,594,303
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		805,000	758,039
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		375,000	378,062
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		170,000	172,658
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,792

			51,780,095
Financials (1.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	80,942
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	22,435
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		1,000,000	944,900
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		80,000	75,679
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		1,000,000	705,000
Credit Suisse Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		980,000	1,174,665
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		2,400,000	1,914,960
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	106,472
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	957,142
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		730,000	623,846
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,000,000	975,012
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		1,395,000	1,284,111
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		1,000,000	968,632
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		1,000,000	821,445
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		40,000	39,300
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		176,000	149,626
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,000,000	893,200
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,000,000	1,012,088

			12,749,455
Health care (1.1%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		$1,692,000	1,409,939
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		135,000	124,259
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	43,250
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	43,813
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		2,000,000	1,249,040
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,960,000	1,901,729
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		2,500,000	421,712
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	113,066
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		2,410,000	2,015,484
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	398,054
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		1,125,000	1,074,011
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		840,000	818,151
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		435,000	392,991
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		700,000	689,990
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		970,000	955,467
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		394,000	391,434
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,965,000	2,055,881
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,115,000	1,011,417

			15,109,688
Technology (0.8%)
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		500,000	432,500
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		3,047,000	2,712,990
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		1,253,000	1,080,507
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		401,000	348,752
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		1,000,000	841,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		3,015,000	2,510,334
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		945,000	803,960
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		2,133,000	1,834,574

			10,564,867
Transportation (—%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		130,000	126,190

			126,190
Utilities and power (0.5%)
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		3,090,000	3,039,788
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		244,000	186,677
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	130,458
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		751,000	578,635
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		787,000	720,899
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		1,000,000	896,293
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		1,000,000	934,989
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	35,447
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		88,000	84,678
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	56,161

			6,664,025

Total corporate bonds and notes (cost $238,188,160)			$221,887,534

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.8%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		$1,090,000	$915,600
Argentine (Republic of) sr. unsec. unsub. bonds 1.50%, 7/9/35 (Argentina)		1,850,000	551,868
Argentine (Republic of) sr. unsec. unsub. notes 0.50%, 7/9/30 (Argentina)		1,740,000	577,795
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,462,000	1,489,413
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	1,110,000	853,423
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	1,290,000	1,064,323
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		$1,030,000	1,179,350
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,024,650
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	1,590,000	1,240,132
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		$2,150,000	1,897,375
Chile (Republic of) sr. unsec. unsub. notes 3.24%, 2/6/28 (Chile)		880,000	825,862
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	938,175
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		810,000	791,713
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		950,000	831,080
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		635,000	629,602
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	530,000	483,420
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	10,160,000	8,609,184
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$6,372,000	5,567,536
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		250,000	242,500
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		2,010,000	1,999,950
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		3,559,000	3,024,761
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		7,923,000	7,969,871
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,050,000	1,020,733
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	294,906
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	831,392
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 5.50%, 7/31/30 (Ecuador)		460,000	223,067
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 2.50%, 7/31/35 (Ecuador)		1,030,000	351,488
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		2,448,000	1,383,120
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		5,330,000	3,437,850
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)		720,000	480,600
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default)(NON)		1,820,000	778,050
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default)(NON)		5,190,000	2,192,775
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		4,810,000	2,164,500
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.75%, 4/7/29 (Ghana) (In default)(NON)		1,500,000	635,625
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		2,440,000	1,043,100
Guatemala (Republic of) unsec. notes Ser. REGS, 5.25%, 8/10/29 (Guatemala)		670,000	637,338
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	298,957
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)		1,320,000	1,647,690
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		7,335,000	7,198,583
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	515,639
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		1,745,000	1,578,490
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		2,280,000	2,240,802
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,200,000	1,177,680
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		730,000	869,452
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		1,436,000	1,313,940
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		770,000	811,980
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		720,000	646,200
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		550,000	521,813
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		1,120,000	1,045,801
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		2,097,000	1,615,562
Mongolia (Government of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 3/9/24 (Mongolia)		779,000	781,337
Mongolia (Government of) 144A sr. unsec. notes 8.65%, 1/19/28 (Mongolia)		1,399,000	1,412,990
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		3,084,000	2,436,360
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		539,000	464,214
Mozambique (Republic of) unsec. notes Ser. REGS, 5.00%, 9/15/31 (Mozambique)		1,630,000	1,228,614
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		1,000,000	870,000
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		2,447,000	2,443,941
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		1,400,000	917,000
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)		1,560,000	1,511,250
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	692,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	796,864
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		2,790,000	2,657,941
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)		830,000	782,255
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,281,850
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		1,840,000	1,948,737
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		430,000	413,892
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)		860,000	851,393
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,950,000	1,937,813
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		2,850,000	2,183,813
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)		700,000	685,125
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,150,000	1,142,813
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)		510,000	411,825
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,560,000	1,423,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		850,000	794,750
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		9,030,000	6,004,982
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		3,600,000	3,568,501
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default)(NON)		2,350,000	536,758
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		4,460,000	3,669,085
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		2,880,000	2,933,734
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)		2,580,000	2,453,245
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		1,200,000	1,193,583
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,304,149

Total foreign government and agency bonds and notes (cost $148,820,227)			$132,399,030

CONVERTIBLE BONDS AND NOTES (6.6%)(a)
		Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26		$469,000	$415,478

			415,478
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27		1,065,000	1,133,693
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		415,000	393,628
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		616,000	764,765
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	500,000	586,898
Schneider Electric SE cv. sr. unsec. unsub. notes zero %, 6/15/26 (Units) (France)	EUR	2,571	535,953

			3,414,937
Communication services (0.2%)
America Movil BV company guaranty cv. sr. unsec. notes zero %, 3/2/24 (Netherlands)	EUR	700,000	807,517
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	600,000	689,151
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		$379,000	200,415
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53		599,000	584,325
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		900,000	834,300

			3,115,708
Consumer cyclicals (1.3%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26		508,000	432,772
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		845,000	648,010
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26		633,000	522,858
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		1,050,000	1,573,740
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		593,000	613,385
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25		235,000	320,634
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		849,000	633,354
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		537,000	469,230
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26		1,493,000	1,635,582
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27		973,000	1,045,002
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51		951,000	741,305
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		1,639,000	1,806,178
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		296,000	405,520
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27		1,008,000	953,064
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	600,000	492,433
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	185,841
Patrick Industries, Inc. cv. company guaranty sr. unsec. notes 1.75%, 12/1/28		$245,000	237,895
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25		996,000	2,189,208
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		1,173,000	1,034,586
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		1,197,000	1,069,070

			17,009,667
Consumer staples (0.8%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		484,000	422,048
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26		865,000	678,484
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		367,000	307,822
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28		603,000	632,587
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26		583,000	436,667
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	610,189
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		$1,329,000	1,023,330
Etsy, Inc. cv. sr. unsec. notes 0.125%, 9/1/27		212,000	176,708
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	188,586
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26		474,000	424,804
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		215,000	192,533
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27		428,000	431,510
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	476,035
Sea, Ltd. cv. sr. unsec. unsub. notes 0.25%, 9/15/26 (Singapore)		322,000	258,405
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		785,000	636,008
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25		978,000	891,962
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26		877,000	710,271
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		1,155,000	983,013
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	487,265
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$688,000	721,712

			10,689,939
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		466,000	438,076
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29		285,000	213,323
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29		943,000	1,051,654
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)		563,000	667,718

			2,370,771
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		997,304	769,919
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)		995,000	1,002,463

			1,772,382
Health care (1.1%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27		1,134,000	1,081,690
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	189,668
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		1,011,000	1,016,363
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		632,000	705,312
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28		1,895,000	1,931,953
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		1,880,000	1,923,571
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27		1,598,000	1,327,245
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		155,000	141,050
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		649,000	891,402
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28		501,000	590,178
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		253,000	230,989
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,255,000	1,193,361
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		885,000	1,146,598
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		185,000	235,413
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25		251,000	232,175
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	177,311
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	429,220
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27		911,000	985,450
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		866,000	688,470

			15,117,419
Technology (2.2%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26		138,000	104,277
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		788,000	761,003
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		943,000	1,006,062
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27		269,000	325,894
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		891,000	804,573
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27		1,062,000	870,840
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26		317,000	393,714
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		977,000	859,566
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26		743,000	630,436
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27		684,000	567,907
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		468,000	530,010
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		731,000	907,171
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26		765,000	597,532
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		666,000	637,030
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25		245,000	224,788
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		379,000	397,571
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26		273,000	225,225
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25		514,000	495,496
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		563,000	1,075,893
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		310,000	335,189
Kingsoft Corp., Ltd. cv. sr. unsec. notes 0.625%, 4/29/25 (China)	HKD	2,000,000	278,969
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		$679,000	776,437
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		1,011,000	892,083
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29		277,000	286,418
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	492,300
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		869,000	1,728,441
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,344,000	1,147,105
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27		210,000	385,666
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29		713,000	805,218
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		280,000	720,581
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		170,000	155,636
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26		579,000	634,005
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		647,000	594,917
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		1,176,000	870,240
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		1,920,000	1,656,001
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		1,182,000	1,004,109
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		600,000	723,891
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		859,000	884,770
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26		570,000	455,146
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		439,000	381,930
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29		816,000	629,136
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26		252,000	354,021
Xero Investments, Ltd. company guaranty cv. sr. unsec. unsub. notes zero %, 12/2/25 (New Zealand)		333,000	294,372
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		732,000	682,591
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		664,000	773,892

			29,358,052
Transportation (0.3%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	424,455
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	600,000	551,798
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	400,000	474,439
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26		$524,000	430,338
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		1,366,000	1,566,120

			3,447,150
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28		533,000	524,206
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. unsub. notes 2.50%, 6/15/26		1,019,000	912,509
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		809,000	853,901
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25		652,000	650,371

			2,940,987

Total convertible bonds and notes (cost $93,561,804)			$89,652,490

SENIOR LOANS (1.4%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$1,005,525	$1,006,782
Brand Industrial Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.417%, 6/21/24	493,456	486,567
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.941%, 12/8/29	2,153,603	2,147,314
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	1,707,747	1,627,842
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	1,020,443	952,839
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 9.288%, 5/27/28	2,448,956	2,442,833
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.217%, 7/22/27	2,063,663	2,015,227
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 9.148%, 3/31/27 (In default)(NON)	754,887	160,414
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.269%, 12/1/27	1,143,675	1,139,592
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.145%, 5/31/27	108,153	108,141
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.23%), 8.447%, 5/1/26	62,412	53,862
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.203%, 12/15/27	1,443,305	1,432,033
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	2,455,427	2,447,250
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	435,000	420,863
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	1,002,000	220,440
Rocket Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.392%, 11/28/25	1,170,000	1,156,439
TAMKO Building Products, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.158%, 5/29/26	771	755
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	1,568,030	1,483,419

Total senior loans (cost $20,144,317)		$19,302,612

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 10/22/24	$4,649,000	$4,542,575
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 7.15%, 10/22/24	3,851,000	3,738,382
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.40%, 5/7/24	1,395,333	1,395,333

Total asset-backed securities (cost $9,372,695)		$9,676,290

SHORT-TERM INVESTMENTS (26.9%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.529%, 7/5/23 (Canada)		$2,500,000	$2,498,164
American Honda Finance Corp. commercial paper 5.667%, 9/22/23		2,500,000	2,467,438
American Honda Finance Corp. commercial paper 5.468%, 8/7/23		2,500,000	2,485,613
Aon Corp. commercial paper 5.485%, 7/19/23		2,500,000	2,493,047
Arrow Electronics, Inc. commercial paper 5.743%, 7/13/23		5,000,000	4,989,930
Autonation, Inc. commercial paper 5.653%, 7/3/23		5,000,000	4,997,732
Aviation Capital Group, LLC commercial paper 5.713%, 7/3/23		7,500,000	7,496,672
Conagra Brands, Inc. commercial paper 5.454%, 7/5/23		6,900,000	6,894,780
Enbridge US, Inc. commercial paper 5.533%, 7/25/23		3,000,000	2,988,463
Enbridge US, Inc. commercial paper 5.510%, 7/19/23		5,000,000	4,985,531
Energy Transfer LP commercial paper 5.755%, 7/5/23		13,000,000	12,990,165
FMC Corp. commercial paper 5.755%, 7/5/23		9,750,000	9,742,059
General Motors Financial Co., Inc. commercial paper 5.354%, 7/5/23		13,000,000	12,990,268
Haleon UK Capital PLC commercial paper 5.556%, 7/25/23 (United Kingdom)		2,000,000	1,992,390
Haleon UK Capital PLC commercial paper 5.556%, 7/24/23 (United Kingdom)		2,000,000	1,992,705
HP, Inc. commercial paper 5.374%, 7/10/23		6,350,000	6,340,766
Humana, Inc. commercial paper 5.530%, 8/1/23		2,500,000	2,487,582
Humana, Inc. commercial paper 5.493%, 7/18/23		2,500,000	2,493,071
Hyundai Capital America commercial paper 5.316%, 7/19/23 (South Korea)		2,750,000	2,742,264
Marriott International, Inc./MD commercial paper 5.520%, 7/31/23		2,500,000	2,488,280
Marriott International, Inc./MD commercial paper 5.487%, 7/7/23		3,000,000	2,996,815
Otis Worldwide Corp. commercial paper 5.447%, 7/18/23		3,500,000	3,490,638
Ovintiv, Inc. commercial paper 5.910%, 7/10/23		3,000,000	2,995,413
Penske Truck Leasing Co. commercial paper 5.341%, 7/7/23		6,419,000	6,412,397
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	151,545,820	151,545,820
S&P Global, Inc. commercial paper 5.340%, 7/6/23		$6,350,000	6,344,424
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(P)	Shares	56,191,000	56,191,000
Targa Resources Corp. commercial paper 6.031%, 7/7/23		$2,500,000	2,497,642
Targa Resources Corp. commercial paper 5.753%, 7/3/23		7,500,000	7,496,972
Thermo Fisher Scientific, Inc. commercial paper 5.551%, 7/24/23		2,500,000	2,491,082
U.S. Treasury Bills 5.453%, 10/26/23(SEG)(SEGSF)(SEGTBA)		17,100,000	16,815,950
VW Credit, Inc. commercial paper 5.424%, 7/21/23		2,500,000	2,492,198
VW Credit, Inc. commercial paper 5.418%, 7/18/23		2,500,000	2,493,352

Total short-term investments (cost $362,831,136)			$362,820,623
TOTAL INVESTMENTS

Total investments (cost $3,499,205,043)			$3,330,006,345

	FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $229,172,113) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	7/19/23	$63,421	$62,749	$672
		Canadian Dollar	Sell	7/19/23	63,421	62,644	(777)
		Canadian Dollar	Sell	10/18/23	17,769	17,728	(41)
		Euro	Sell	9/20/23	1,132,945	1,120,731	(12,214)
		New Zealand Dollar	Buy	7/19/23	101,561	100,916	645
		New Zealand Dollar	Sell	7/19/23	101,561	104,219	2,658
		New Zealand Dollar	Sell	10/18/23	101,526	100,877	(649)
		Swedish Krona	Sell	9/20/23	3,384	3,432	48
	Barclays Bank PLC
		British Pound	Buy	9/20/23	159,165	155,213	3,952
		Canadian Dollar	Buy	7/19/23	447,421	446,336	1,085
		Canadian Dollar	Sell	7/19/23	447,421	442,011	(5,410)
		Canadian Dollar	Sell	10/18/23	448,074	446,959	(1,115)
		Euro	Sell	9/20/23	105,375	104,159	(1,216)
		New Taiwan Dollar	Buy	8/16/23	467,585	477,044	(9,459)
	Citibank, N.A.
		Australian Dollar	Buy	7/19/23	1,922,997	1,916,001	6,996
		Australian Dollar	Sell	7/19/23	1,922,997	1,936,978	13,981
		Australian Dollar	Sell	10/18/23	1,927,793	1,920,725	(7,068)
		Canadian Dollar	Buy	7/19/23	301,552	300,877	675
		Canadian Dollar	Sell	7/19/23	301,552	297,460	(4,092)
		Canadian Dollar	Sell	10/18/23	301,993	301,323	(670)
		Euro	Sell	9/20/23	3,416,139	3,354,848	(61,291)
		Norwegian Krone	Sell	9/20/23	560,246	554,700	(5,546)
	Goldman Sachs International
		Australian Dollar	Buy	7/19/23	132,083	134,308	(2,225)
		Australian Dollar	Sell	7/19/23	132,083	131,583	(500)
		Australian Dollar	Buy	10/18/23	132,412	131,910	502
		Canadian Dollar	Buy	7/19/23	49,680	49,568	112
		Canadian Dollar	Sell	7/19/23	49,680	48,666	(1,014)
		Canadian Dollar	Sell	10/18/23	49,752	49,643	(109)
		Euro	Sell	9/20/23	4,606,809	4,559,715	(47,094)
		Swiss Franc	Buy	9/20/23	9,062,761	8,996,897	65,864
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/19/23	949,570	945,840	3,730
		Australian Dollar	Sell	7/19/23	949,570	967,134	17,564
		Australian Dollar	Sell	10/18/23	951,938	948,153	(3,785)
		British Pound	Buy	9/20/23	12,449	12,136	313
		Canadian Dollar	Buy	7/19/23	256,176	253,740	2,436
		Canadian Dollar	Sell	7/19/23	256,176	253,030	(3,146)
		Canadian Dollar	Sell	10/18/23	81,736	81,550	(186)
		Euro	Sell	9/20/23	592,597	591,820	(777)
		Japanese Yen	Buy	8/16/23	3,280,840	3,475,459	(194,619)
		New Zealand Dollar	Buy	7/19/23	96,775	96,159	616
		New Zealand Dollar	Sell	7/19/23	96,775	99,299	2,524
		New Zealand Dollar	Sell	10/18/23	96,741	96,122	(619)
		Singapore Dollar	Buy	8/16/23	241,713	245,126	(3,413)
		Swedish Krona	Sell	9/20/23	918,150	930,672	12,522
		Swiss Franc	Buy	9/20/23	2,139	2,140	(1)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/20/23	2,505,099	2,446,745	(58,354)
		Canadian Dollar	Buy	7/19/23	1,040,181	1,037,845	2,336
		Canadian Dollar	Sell	7/19/23	1,040,181	1,027,505	(12,676)
		Canadian Dollar	Sell	10/18/23	1,041,700	1,039,385	(2,315)
		Norwegian Krone	Sell	9/20/23	75,516	74,198	(1,318)
		Swiss Franc	Buy	9/20/23	95,959	95,273	686
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/19/23	522,600	526,842	(4,242)
		Australian Dollar	Sell	7/19/23	522,600	523,627	1,027
		Australian Dollar	Buy	10/18/23	81,772	81,464	308
		British Pound	Buy	9/20/23	10,670	10,402	268
		Canadian Dollar	Buy	7/19/23	6,282,841	6,327,505	(44,664)
		Canadian Dollar	Sell	7/19/23	6,282,841	6,315,798	32,957
		Euro	Sell	9/20/23	5,771,080	5,675,038	(96,042)
		Japanese Yen	Buy	8/16/23	4,414,857	4,676,582	(261,725)
		New Zealand Dollar	Buy	7/19/23	9,616,639	9,670,540	(53,901)
		New Zealand Dollar	Sell	7/19/23	9,616,639	9,866,446	249,807
		New Zealand Dollar	Sell	10/18/23	6,267,470	6,227,099	(40,371)
		Norwegian Krone	Sell	9/20/23	2,988,804	2,918,800	(70,004)
		Swedish Krona	Sell	9/20/23	1,888,591	1,883,487	(5,104)
	NatWest Markets PLC
		British Pound	Buy	9/20/23	279,459	283,134	(3,675)
		Euro	Buy	9/20/23	1,252,997	1,239,260	13,737
		Japanese Yen	Buy	8/16/23	2,530,897	2,681,392	(150,495)
		New Zealand Dollar	Buy	7/19/23	29,210	29,020	190
		New Zealand Dollar	Sell	7/19/23	29,210	28,823	(387)
		New Zealand Dollar	Sell	10/18/23	29,200	29,008	(192)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/19/23	7,655,604	7,626,796	28,808
		Australian Dollar	Sell	7/19/23	7,655,604	7,781,560	125,956
		Australian Dollar	Sell	10/18/23	7,610,694	7,580,715	(29,979)
		Canadian Dollar	Buy	7/19/23	19,062,040	19,067,569	(5,529)
		Canadian Dollar	Sell	7/19/23	19,062,040	18,826,264	(235,776)
		Canadian Dollar	Sell	10/18/23	12,956,038	12,928,182	(27,856)
		Euro	Sell	9/20/23	13,598,942	13,459,589	(139,353)
		New Zealand Dollar	Buy	7/19/23	160,534	159,502	1,032
		New Zealand Dollar	Sell	7/19/23	160,534	164,756	4,222
		New Zealand Dollar	Sell	10/18/23	160,478	159,431	(1,047)
		Norwegian Krone	Sell	9/20/23	1,838,140	1,806,004	(32,136)
		Swedish Krona	Sell	9/20/23	2,304,263	2,334,132	29,869
		Swiss Franc	Buy	9/20/23	692,438	687,508	4,930
	Toronto-Dominion Bank
		British Pound	Sell	9/20/23	104,035	101,746	(2,289)
		Canadian Dollar	Buy	7/19/23	47,415	47,313	102
		Canadian Dollar	Sell	7/19/23	47,415	46,831	(584)
		Canadian Dollar	Sell	10/18/23	47,484	47,381	(103)
		Euro	Sell	9/20/23	7,547,885	7,471,310	(76,575)
		Japanese Yen	Buy	8/16/23	60,279	63,862	(3,583)
		Norwegian Krone	Sell	9/20/23	980,051	963,266	(16,785)
		Swedish Krona	Sell	9/20/23	2,240,434	2,269,941	29,507
	UBS AG
		British Pound	Buy	9/20/23	2,476,645	2,414,598	62,047
		Canadian Dollar	Buy	7/19/23	106,683	106,454	229
		Canadian Dollar	Sell	7/19/23	106,683	105,381	(1,302)
		Canadian Dollar	Sell	10/18/23	106,839	106,606	(233)
		Euro	Sell	9/20/23	925,042	915,691	(9,351)
		Hong Kong Dollar	Buy	8/16/23	515,267	516,067	(800)
		Japanese Yen	Buy	8/16/23	8,836,628	9,361,354	(524,726)
		New Zealand Dollar	Buy	7/19/23	355,249	353,040	2,209
		New Zealand Dollar	Sell	7/19/23	355,249	363,403	8,154
		New Zealand Dollar	Sell	10/18/23	355,125	352,895	(2,230)
		Swedish Krona	Sell	9/20/23	50,763	51,425	662
		Swiss Franc	Sell	9/20/23	5,970	5,923	(47)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/19/23	1,436,250	1,430,809	5,441
		Australian Dollar	Sell	7/19/23	1,436,250	1,460,182	23,932
		Australian Dollar	Sell	10/18/23	1,439,832	1,434,322	(5,510)
		British Pound	Sell	9/20/23	2,708,850	2,710,239	1,389
		Euro	Sell	9/20/23	189,719	187,803	(1,916)
		New Zealand Dollar	Buy	7/19/23	550,455	546,955	3,500
		New Zealand Dollar	Sell	7/19/23	550,455	564,740	14,285
		New Zealand Dollar	Sell	10/18/23	550,261	546,750	(3,511)

	Unrealized appreciation						784,485

	Unrealized (depreciation)						(2,293,722)

	Total						$(1,509,237)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	169	$20,015,938	$20,015,938	Sep-23	$181,823

Unrealized appreciation					181,823

Unrealized (depreciation)					—

Total					$181,823

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		$373,987,700	$461,796	$347,809
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		186,994,200	(1,367,701)	(843,344)
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		185,441,200	2,308,743	1,121,919
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		185,441,200	2,308,743	(476,584)
(2.063)/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		99,263,300	(20,788,610)	(112,168)
2.063/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		99,263,300	(4,701,062)	(779,217)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		93,496,900	141,638	113,131
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	796,071
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	565,184
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		74,297,500	4,918,495	1,096,631
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		74,297,500	4,918,495	555,745
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		65,447,700	(508,283)	(335,747)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		60,702,500	(3,881,925)	(183,929)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		60,702,500	(3,881,925)	(925,713)
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		54,490,500	(12,627,229)	545
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		54,490,500	(532,752)	(54,491)
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		27,749,600	(6,588,814)	1,387
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		27,749,600	(253,883)	(26,362)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	(118,693)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	(397,268)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(7,758,799)	(38,919)
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(521,844)	(62,943)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		23,106,300	(1,201,528)	18,716
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		23,106,300	(1,178,421)	(406,902)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	27,931
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	(47,883)
3.49/US SOFR/May-40 (Purchased)	May-30/3.49		15,275,300	(1,138,010)	118,689
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49		15,275,300	(1,138,010)	(117,467)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	74,543
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	(563,377)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	108,625
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	37,809
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	34,757
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	6,387
(2.406)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	907,913	593,261
2.406/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	907,913	(84,726)
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	294,271
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	(49,241)
Citibank, N.A.
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		$68,289,000	(826,297)	(768,251)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	3,121,278
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	(1,920,573)
(3.166)/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		49,610,700	(618,273)	980,307
3.166/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		49,610,700	(618,273)	(615,173)
(3.20)/US SOFR/Jul-33 (Purchased)	Jul-23/3.20		29,297,500	(464,365)	397,860
3.58/US SOFR/Jul-33 (Written)	Jul-23/3.58		29,297,500	166,996	(60,353)
3.39/US SOFR/Jul-33 (Written)	Jul-23/3.39		29,297,500	278,326	(212,993)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(5,898,489)	5,047
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(2,106,964)	(131,464)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		9,949,800	(1,283,922)	5,373
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		9,949,800	(386,052)	(38,904)
(2.97)/US SOFR/Aug-53 (Purchased)	Aug-23/2.97		9,810,400	(506,895)	76,031
2.97/US SOFR/Aug-53 (Purchased)	Aug-23/2.97		9,810,400	(506,895)	(294,018)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	716,475,000	2,298,753	2,235,998
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	358,237,500	(2,259,791)	(2,196,907)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	(115,469)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	(596,304)
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		$28,228,900	1,966,143	130,982
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		28,228,900	1,966,143	70,855
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		681,000	31,530	4,862
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		681,000	31,530	(613)
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	112,741,300	1,088,608	143,937
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	112,741,300	1,088,608	(79,965)
Goldman Sachs International
(3.123)/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		$40,672,800	(805,321)	623,921
3.123/US SOFR/Jul-33 (Purchased)	Jul-23/3.123		40,672,800	(805,321)	(762,208)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		8,348,800	(1,177,181)	(7,764)
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		8,348,800	(491,327)	(41,994)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	96,941
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(155,842)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	4,074,800	(114,772)	(9,649)
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	4,074,800	(114,772)	(82,570)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$81,387,600	1,736,608	1,631,008
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		81,387,600	1,736,608	(5,303,216)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		54,340,500	4,586,338	493,955
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		54,340,500	4,586,338	39,669
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		26,845,700	2,255,039	255,571
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		26,845,700	2,255,039	(5,369)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	51,909
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	(310,471)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	210,976
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	51,811
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	766,111
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	(614,608)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	507,874
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	(890,622)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	498,305
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	(1,121,829)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	121,700
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	(263,087)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	(14,652)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	(94,705)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,386,464
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(739,752)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,120,997
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(554,489)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(49,741)
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(60,009)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,308,653
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(604,771)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,183,809
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(627,694)
Morgan Stanley & Co. International PLC
(2.509)/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		$33,000,000	(3,667,125)	874,500
2.509/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		33,000,000	(3,667,125)	(1,832,490)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	619,408
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	(1,034,972)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		9,114,500	(303,513)	(4,102)
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		9,114,500	(1,208,473)	(13,763)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	870,516
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(445,178)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	204,567
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(202,544)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	260,443
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	231,441
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	216,510
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	111,126
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	95,046
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	62,311
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	2,948,642
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(976,975)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	1,301,422
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	(1,116,495)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	1,458,165
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(650,972)

Unrealized appreciation					35,689,712

Unrealized (depreciation)					(31,248,494)

Total					$4,441,218

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (proceeds receivable $1,540,094,492) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/53	$3,000,000	7/20/23	$2,768,186
Uniform Mortgage-Backed Securities, 6.00%, 7/1/53	82,000,000	7/13/23	82,723,896
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	626,000,000	7/13/23	622,967,656
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	42,000,000	8/14/23	41,163,284
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	423,000,000	7/13/23	414,424,352
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	156,000,000	7/13/23	149,979,336
Uniform Mortgage-Backed Securities, 4.00%, 8/1/53	15,000,000	8/14/23	14,085,933
Uniform Mortgage-Backed Securities, 4.00%, 7/1/53	15,000,000	7/13/23	14,075,970
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	31,000,000	7/13/23	28,247,541
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	9,000,000	8/14/23	7,928,437
Uniform Mortgage-Backed Securities, 3.00%, 7/1/53	82,000,000	7/13/23	71,942,208
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	98,000,000	7/13/23	83,093,318

Total			$1,533,400,117

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,650,000,000	$36,366,000	$7,751,295	9/21/24	3.40% — Annually	US SOFR — Annually	$55,961,872

Upfront premium received		7,751,295		Unrealized appreciation		55,961,872

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$7,751,295			Total	$55,961,872

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,640,000	$318,914		$(31)	12/31/34	1.4425% — Annually	US SOFR — Annually	$345,577
		330,000	23,730		(11)	12/19/52	2.8095% — Annually	US SOFR — Annually	27,026
		8,150,000	143,114		(66)	1/6/28	3.5615% — Annually	US SOFR — Annually	190,344
		5,018,000	135,637		(66)	3/15/33	3.234% — Annually	US SOFR — Annually	160,761
		3,213,000	70,300		(42)	3/24/33	US SOFR — Annually	3.2975% — Annually	(84,798)
		42,500,000	1,381,250		5,747	3/27/33	3.19% — Annually	US SOFR — Annually	1,585,443
		18,100,000	685,628		2,276	3/27/33	3.10% — Annually	US SOFR — Annually	776,763
		10,900,000	548,597		(7,590)	3/27/53	2.921% — Annually	US SOFR — Annually	599,722
		6,030,000	255,431		(80)	4/6/33	3.45% — Annually	US SOFR — Annually	283,132
		5,778,000	132,836		(76)	4/20/33	US SOFR — Annually	3.283% — Annually	(152,652)
		4,811,000	122,199		(64)	5/3/33	3.253% — Annually	US SOFR — Annually	136,266
		5,247,000	153,422		(42)	5/17/28	US SOFR — Annually	3.261% — Annually	(165,319)
		6,150,000	110,393		(70)	5/23/30	US SOFR — Annually	3.4095% — Annually	(121,504)
		900,000	2,565		(12)	6/9/33	3.5255% — Annually	US SOFR — Annually	3,396
		797,350,000	5,126,961	(E)	(12,314,430)	9/20/28	US SOFR — Annually	3.95% — Annually	(7,187,469)
		67,210,000	717,803	(E)	(1,355,900)	9/20/30	US SOFR — Annually	3.80% — Annually	(638,097)
		143,740,000	541,900	(E)	(1,865,661)	9/20/33	US SOFR — Annually	3.55% — Annually	(1,323,761)
		24,580,000	28,021	(E)	(119,069)	9/20/25	US SOFR — Annually	4.541% — Annually	(147,090)
		8,147,000	16,213	(E)	(23,653)	9/20/33	US SOFR — Annually	3.48% — Annually	(39,866)
		1,780,000	1,175	(E)	13,919	9/20/28	3.82% — Annually	US SOFR — Annually	12,744
		132,657,000	501,443	(E)	(202,882)	9/20/25	4.40% — Annually	US SOFR — Annually	298,562
		672,204,000	2,540,931	(E)	1,029,392	9/20/25	US SOFR — Annually	4.40% — Annually	(1,511,539)
		4,488,000	38,866	(E)	(62,712)	9/20/28	US SOFR — Annually	4.00% — Annually	(23,845)
		827,718,000	7,168,038	(E)	11,543,730	9/20/28	4.00% — Annually	US SOFR — Annually	4,375,692
		99,243,000	783,027	(E)	(1,358,700)	9/20/33	US SOFR — Annually	3.60% — Annually	(575,673)
		32,521,000	256,591	(E)	441,827	9/20/33	3.60% — Annually	US SOFR — Annually	185,236
		17,864,000	156,846	(E)	(187,736)	9/20/53	US SOFR — Annually	3.20% — Annually	(30,890)
		581,196,000	2,010,938		(178,450)	6/23/25	US SOFR — Annually	4.625% — Annually	(2,244,564)
		741,865,000	5,267,242		393,345	6/23/28	3.753% — Annually	US SOFR — Annually	5,874,773
		385,644,000	2,664,800		(650,448)	6/23/33	US SOFR — Annually	3.475% — Annually	(3,450,414)
		5,317,000	14,037		(23,919)	6/23/53	US SOFR — Annually	3.17% — Annually	(40,180)
		7,525,000	19,415		(99)	6/26/33	3.527% — Annually	US SOFR — Annually	20,908
		3,755,000	24,896		(30)	6/29/28	3.761% — Annually	US SOFR — Annually	25,134
		12,647,000	84,229		(102)	6/29/28	US SOFR — Annually	3.7605% — Annually	(85,237)
		110,349,000	310,081		(414)	6/30/25	4.649% — Annually	US SOFR — Annually	310,896
		42,457,000	282,764		(342)	6/30/28	US SOFR — Annually	3.76% — Annually	(284,627)
		3,630,000	3,666		(34)	7/5/28	3.9255% — Annually	US SOFR — Annually	(3,700)
	AUD	1,119,500	152,939	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	152,928
	AUD	3,719,600	548,464	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	548,427
	AUD	1,399,700	210,939	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	210,927
	AUD	2,018,200	261,356	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	261,332
	AUD	7,680,600	1,081,972	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,081,880
	AUD	483,400	115,775	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	115,764
	AUD	24,600,000	2,654,249		(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(2,727,308)
	AUD	20,000,000	37,704		(170)	10/7/32	6 month AUD-BBR-BBSW — Semiannually	4.319% — Semiannually	(22,191)
	AUD	8,470,500	1,435,596		1,473,828	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	32,363
	AUD	14,659,000	16,894	(E)	7,542	9/20/25	4.365% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	24,435
	AUD	22,063,000	38,066	(E)	(13,906)	9/20/23	6 month AUD-BBR-BBSW — Semiannually	4.4300% — Semiannually	24,160
	BRL	4,700,000	91,169		(54,086)	1/2/29	Brazil Cetip DI Interbank Deposit Rate — At maturity	zero % — At maturity	25,752
	CAD	13,482,000	132,708	(E)	42,496	9/20/33	3.56% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	(90,212)
	CAD	14,035,000	17,375	(E)	(30,727)	9/20/25	Canadian Overnight Repo Rate Average — Semiannually	4.685% — Semiannually	(13,352)
	CHF	4,294,000	87,458	(E)	2,475	9/20/33	Swiss Average Rate Overnight — Annually	1.977% — Annually	89,933
	CLP	3,281,190,000	58,073	(E)	160,737	9/20/28	5.25% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	102,665
	CNY	67,530,000	3,626	(E)	(100)	9/20/28	2.44% — Quarterly	China Fixing Repo Rates 7 day — Quarterly	(3,726)
	COP	9,204,280,000	73,140	(E)	34,056	9/20/28	8.10% — Quarterly	Colombia IBR Overnight Rate — Quarterly	(39,083)
	CZK	21,220,000	4,870	(E)	10,453	9/20/28	4.42% — Annually	6 month CZK-PRIBOR — Semiannually	5,582
	EUR	7,235,600	1,033,756	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	1,033,479
	EUR	9,840,300	2,529,703		(381)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(2,600,318)
	EUR	10,864,000	2,988,476		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	3,067,638
	EUR	11,002,000	3,151,293		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	3,233,450
	EUR	13,678,600	4,186,619		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	4,270,413
	EUR	13,443,000	2,293,205	(E)	(509)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(2,293,714)
	EUR	14,233,000	4,539,260		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	4,657,284
	EUR	10,466,600	3,155,893	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	3,155,492
	EUR	9,550,400	3,333,388		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	3,418,124
	EUR	8,829,000	3,268,211		(336)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	3,350,424
	EUR	22,091,800	9,257,165	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	9,256,325
	EUR	12,792,500	6,216,300	(E)	(483)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(6,216,783)
	EUR	20,383,200	9,903,761		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	10,138,435
	EUR	70,039,500	28,855,817		(2,643)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(29,567,645)
	EUR	8,796,100	4,491,047	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	4,490,718
	EUR	4,363,500	2,569,231	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	2,569,063
	EUR	23,312,400	4,454,534	(E)	(494)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(4,455,028)
	EUR	10,527,400	1,970,795	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	1,970,566
	EUR	15,952,000	3,035,402	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	3,035,032
	EUR	5,045,400	952,348	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	952,232
	EUR	17,295,900	7,535,537		(705)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(7,602,061)
	EUR	16,158,000	3,537,606		(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	3,567,227
	EUR	15,809,000	3,616,971		(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	3,831,320
	EUR	3,168,200	1,502,819		(127)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(1,529,040)
	EUR	43,853,000	8,748,853		(706)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(9,175,166)
	EUR	83,000,000	5,589,956		(836)	7/7/27	6 month EUR-EURIBOR — Semiannually	1.725% — Annually	(5,312,124)
	EUR	21,514,400	215,045	(E)	(341)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(215,386)
	EUR	23,850,000	823,955		(355)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	565,288
	EUR	189,696,100	8,484,782		(717)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	8,522,286
	EUR	18,770,000	3,726,668		(647)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(3,678,243)
	EUR	56,885,000	3,267,518	(E)	(647)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	3,266,871
	EUR	99,896,000	8,276,865		(958)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(8,258,301)
	EUR	6,656,000	630,068	(E)	(228)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	629,840
	EUR	9,833,000	801,836	(E)	(333)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	801,503
	EUR	93,894,000	1,457,965		(347)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	205,435
	EUR	26,019,200	1,189,063	(E)	(384)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	1,188,679
	EUR	6,656,100	203,368	(E)	(128)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	203,240
	EUR	168,519,400	1,831,528	(E)	(1,145)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	1,830,383
	EUR	11,248,400	305,629	(E)	(216)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	305,413
	EUR	92,840,000	1,544,932		(348)	11/1/24	2.8085% — Annually	6 month EUR-EURIBOR — Semiannually	296,776
	EUR	20,639,000	77,698		(177)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	79,097
	EUR	14,063,000	113,404		(197)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	106,173
	EUR	9,551,000	77,853		(134)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(73,246)
	EUR	27,055,000	174,773		(231)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(187,134)
	EUR	16,483,000	405,590		(231)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	404,126
	EUR	1,732,000	80,720		(62)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(77,370)
	EUR	16,601,000	89,126		(142)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(95,313)
	EUR	2,945,000	45,440		(41)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(42,490)
	EUR	63,181,100	413,659		(628)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	415,090
	EUR	10,391,600	196,284		(155)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(192,071)
	EUR	26,811,000	85,428		(228)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	(112,619)
	EUR	10,300,000	44,283		(144)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(28,697)
	EUR	823,000	4,356		(30)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	(1,818)
	EUR	18,044,000	191,974		(156)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(195,279)
	EUR	14,772,000	242,594		(127)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(251,886)
	EUR	12,863,000	141,484		(111)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	146,585
	EUR	1,620,000	4,278		15,364	6/21/25	3.751% — Annually	6 month EUR-EURIBOR — Semiannually	19,677
	EUR	780,000	340		8,713	6/21/28	3.251% — Annually	6 month EUR-EURIBOR — Semiannually	9,189
	EUR	640,000	2,598		5,799	6/21/33	3.051% — Annually	6 month EUR-EURIBOR — Semiannually	3,351
	EUR	240,000	3,703		12,180	6/21/53	2.601% — Annually	6 month EUR-EURIBOR — Semiannually	8,566
	EUR	10,958,000	63,254		(95)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	62,965
	EUR	3,103,000	7,111		(44)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	6,043
	EUR	5,162,500	53,404		(45)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(56,926)
	EUR	33,807,000	700,545		(296)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(751,879)
	EUR	3,668,000	174,350		(136)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	184,981
	EUR	18,988,100	269,358		(292)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	278,455
	EUR	69,622,700	1,312,041		(704)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	1,345,004
	EUR	8,758,000	111,240		(76)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	120,007
	EUR	5,149,000	30,284		(73)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(36,408)
	EUR	1,747,000	27,394		(64)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(31,798)
	EUR	25,597,000	32,400		(366)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(57,745)
	EUR	4,781,000	13,460		(68)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	9,595
	EUR	1,528,000	3,535		(56)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	286
	EUR	1,993,000	38,493		(74)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	43,269
	EUR	3,765,000	42,768		(55)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	47,342
	EUR	2,782,000	4,645		(40)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	2,127
	EUR	1,269,000	16,492		(47)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	14,055
	EUR	3,177,000	77,447		(118)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	70,615
	EUR	4,747,008	62,574	(E)	(73)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	62,500
	EUR	13,520,000	43,079	(E)	15,240	9/20/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	58,319
	EUR	9,683,000	49,555	(E)	23,861	9/20/33	3.04% — Annually	6 month EUR-EURIBOR — Semiannually	(25,694)
	GBP	9,933,800	3,072,609		(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(3,120,032)
	GBP	420,542,200	4,892,252		348,352	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(15,379,339)
	GBP	420,542,200	5,063,160		523,113	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(15,559,361)
	GBP	420,542,200	5,234,068		(816,718)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	16,539,366
	GBP	168,216,700	1,860,763		(866)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	5,597,323
	GBP	57,666,000	4,828,438		(869)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	4,830,951
	GBP	10,599,000	180,508	(E)	(225)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	180,283
	GBP	5,459,000	96,645	(E)	(116)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	96,529
	GBP	188,764,000	1,812,361		(792)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(793,501)
	GBP	68,968,000	413,422		(1,094)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	(104,552)
	GBP	7,805,700	160,694	(E)	(174)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	160,520
	GBP	6,252,000	476	(E)	27,011	9/20/33	4.32% — Annually	Sterling Overnight Index Average — Annually	26,535
	HUF	891,930,000	105,237	(E)	63,856	9/20/28	8.20% — Annually	6 month HUF-BUBOR-National Bank of Hungary — Semiannually	(41,381)
	ILS	7,870,000	8,706	(E)	(19,685)	9/20/28	Israeili Shekel 3 month TELIBOR — Quarterly	3.72% — Annually	(10,980)
	INR	612,270,000	50,079	(E)	(10,360)	9/20/28	6.12% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	39,719
	KRW	1,975,320,000	8,980	(E)	2,134	9/20/28	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.35% — Quarterly	(6,846)
	MXN	34,310,000	28,162	(E)	(16,812)	9/20/28	Mexico Interbank TIIE 28 Day — 28 Days	8.47% — 28 Days	11,350
	NOK	50,338,000	62,280	(E)	(7,351)	9/20/33	6 month NOK-NIBOR-NIBR — Semiannually	3.68% — Annually	(69,631)
	NZD	10,726,000	62,600	(E)	45,340	9/20/33	3 month NZD-BBR-FRA — Quarterly	4.35% — Semiannually	(17,260)
	PLN	40,650,000	112,574	(E)	(17,913)	9/20/28	6 month WIBOR — Semiannually	5.125% — Annually	94,660
	SEK	221,529,000	38,820	(E)	115,383	9/20/33	3.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	76,563
	SGD	2,620,000	16,758	(E)	(323)	9/20/28	Compounded Singapore Overnight Rate Average — Annually	3.15% — Annually	(17,081)
	THB	230,100,000	42,184	(E)	20,391	9/20/28	Thailand Overnight Repo Rate ON — Quarterly	2.36% — Quarterly	(21,793)
	ZAR	17,380,000	5,661	(E)	3,157	9/20/28	3 month ZAR-JIBAR-SAFEX — Quarterly	8.92% — Quarterly	8,817

	Total				$(2,979,802)				$(6,409,544)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$11,832,408	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(1,337,687)
13,597,326	12,785,464	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(806,012)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(2,143,699)

	Total	$—			Total	$(2,143,699)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$39,713	$331,168	$71,698	5/11/63	300 bp — Monthly	$(31,819)
	CMBX NA BBB-.6 Index	BB+/P	79,608	752,966	163,017	5/11/63	300 bp — Monthly	(83,032)
	CMBX NA BBB-.6 Index	BB+/P	163,473	1,509,353	326,775	5/11/63	300 bp — Monthly	(162,546)
	CMBX NA BBB-.6 Index	BB+/P	155,838	1,558,373	337,388	5/11/63	300 bp — Monthly	(180,769)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	1,843	4,180	597	5/11/63	200 bp — Monthly	1,247
	CMBX NA A.6 Index	A/P	2,723	6,841	977	5/11/63	200 bp — Monthly	1,748
	CMBX NA A.6 Index	A/P	6,851	20,522	2,930	5/11/63	200 bp — Monthly	3,928
	CMBX NA A.6 Index	A/P	9,975	22,802	3,256	5/11/63	200 bp — Monthly	6,727
	CMBX NA A.6 Index	A/P	13,865	44,843	6,404	5/11/63	200 bp — Monthly	7,476
	CMBX NA A.6 Index	A/P	21,048	45,223	6,458	5/11/63	200 bp — Monthly	14,605
	CMBX NA A.6 Index	A/P	33,180	90,067	12,862	5/11/63	200 bp — Monthly	20,349
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	625,704	11/18/54	500 bp — Monthly	253,036
	CMBX NA BB.13 Index	BB-/P	12,597	126,000	55,012	12/16/72	500 bp — Monthly	(42,310)
	CMBX NA BB.13 Index	BB-/P	12,757	140,000	61,124	12/16/72	500 bp — Monthly	(48,251)
	CMBX NA BB.13 Index	BB-/P	20,857	221,000	96,489	12/16/72	500 bp — Monthly	(75,448)
	CMBX NA BB.13 Index	BB-/P	50,236	551,000	240,567	12/16/72	500 bp — Monthly	(189,871)
	CMBX NA BB.13 Index	BB-/P	382,951	1,480,000	646,168	12/16/27	500 bp — Monthly	(261,985)
	CMBX NA BB.14 Index	BB/P	69,841	637,000	276,267	12/16/72	500 bp — Monthly	(205,895)
	CMBX NA BB.6 Index	B/P	84,138	141,513	56,860	5/11/63	500 bp — Monthly	27,396
	CMBX NA BB.6 Index	B/P	2,108,014	9,902,537	3,978,839	5/11/63	500 bp — Monthly	(1,862,573)
	CMBX NA BB.7 Index	B-/P	596,583	11,690,000	4,852,519	1/17/47	500 bp — Monthly	(4,246,194)
	CMBX NA BB.9 Index	B/P	60,061	295,000	123,015	9/17/58	500 bp — Monthly	(62,708)
	CMBX NA BB.9 Index	B/P	381,487	1,868,000	778,956	9/17/58	500 bp — Monthly	(395,912)
	CMBX NA BBB-.10 Index	BB+/P	48,888	394,000	119,658	11/17/59	300 bp — Monthly	(70,573)
	CMBX NA BBB-.10 Index	BB+/P	94,147	863,000	262,093	11/17/59	300 bp — Monthly	(167,515)
	CMBX NA BBB-.11 Index	BBB-/P	197,118	3,147,000	763,148	11/18/54	300 bp — Monthly	(564,456)
	CMBX NA BBB-.12 Index	BBB-/P	36,007	611,000	195,153	8/17/61	300 bp — Monthly	(158,841)
	CMBX NA BBB-.12 Index	BBB-/P	28,903	693,000	221,344	8/17/61	300 bp — Monthly	(192,095)
	CMBX NA BBB-.13 Index	BBB-/P	52,918	1,130,000	348,492	12/16/72	300 bp — Monthly	(295,010)
	CMBX NA BBB-.15 Index	BBB-/P	124,466	466,000	134,860	11/18/64	300 bp — Monthly	(10,161)
	CMBX NA BBB-.16 Index	BBB-/P	265,276	1,167,000	336,213	4/17/65	300 bp — Monthly	(70,353)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	369,046	2,759,000	1,145,261	1/17/47	500 bp — Monthly	(773,916)
	CMBX NA BBB-.7 Index	BB-/P	1,788,740	24,200,000	4,837,580	1/17/47	300 bp — Monthly	(3,036,740)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	80,177	158,360	63,629	5/11/63	500 bp — Monthly	16,680
	CMBX NA BB.6 Index	B/P	87,619	179,250	72,023	5/11/63	500 bp — Monthly	15,746
	CMBX NA BB.6 Index	B/P	664,734	1,088,302	437,280	5/11/63	500 bp — Monthly	228,361
	CMBX NA BB.9 Index	B/P	1,088,578	2,692,000	1,122,564	9/17/58	500 bp — Monthly	(31,743)
	CMBX NA BBB-.13 Index	BBB-/P	3,957	86,000	26,522	12/16/72	300 bp — Monthly	(22,523)
	CMBX NA BBB-.14 Index	BBB-/P	490	17,000	4,925	12/16/72	300 bp — Monthly	(4,427)
	CMBX NA BBB-.14 Index	BBB-/P	1,478	39,000	11,298	12/16/72	300 bp — Monthly	(9,801)
	CMBX NA BBB-.14 Index	BBB-/P	2,384	43,000	12,457	12/16/72	300 bp — Monthly	(10,052)
	CMBX NA BBB-.15 Index	BBB-/P	40,067	450,000	130,230	11/18/64	300 bp — Monthly	(89,937)
	CMBX NA BBB-.15 Index	BBB-/P	41,595	450,000	130,230	11/18/64	300 bp — Monthly	(88,411)
	CMBX NA BBB-.15 Index	BBB-/P	28,578	460,000	133,124	11/18/64	300 bp — Monthly	(104,317)
	CMBX NA BBB-.16 Index	BBB-/P	193,440	744,000	214,346	4/17/65	300 bp — Monthly	(20,535)
	CMBX NA BBB-.16 Index	BBB-/P	188,681	784,000	225,870	4/17/65	300 bp — Monthly	(36,797)
	CMBX NA BBB-.7 Index	BB-/P	77,611	1,050,000	209,895	1/17/47	300 bp — Monthly	(131,759)
	CMBX NA BBB-.7 Index	BB-/P	398,239	3,442,000	688,056	1/17/47	300 bp — Monthly	(288,095)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	47,420	591,000	269,969	5/11/63	500 bp — Monthly	(222,056)
	CMBX NA BBB-.12 Index	BBB-/P	4,085	34,000	10,860	8/17/61	300 bp — Monthly	(6,758)
	CMBX NA BBB-.13 Index	BBB-/P	87,238	660,000	203,544	12/16/72	300 bp — Monthly	(115,976)
	CMBX NA BBB-.8 Index	BB-/P	133,327	855,000	171,086	10/17/57	300 bp — Monthly	(37,332)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	136,310	1,024,000	124,826	12/16/72	200 bp — Monthly	11,826
	CMBX NA A.13 Index	A-/P	133,465	1,024,000	124,826	12/16/72	200 bp — Monthly	8,981
	CMBX NA BB.6 Index	B/P	1,226	4,043	1,625	5/11/63	500 bp — Monthly	(395)
	CMBX NA BB.6 Index	B/P	75,365	454,189	182,493	5/11/63	500 bp — Monthly	(106,749)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	18,044	194,000	84,700	12/16/72	500 bp — Monthly	(66,495)
	CMBX NA BB.13 Index	BB-/P	18,179	198,000	86,447	12/16/72	500 bp — Monthly	(68,103)
	CMBX NA BB.13 Index	BB-/P	21,553	235,000	102,601	12/16/72	500 bp — Monthly	(80,852)
	CMBX NA BB.13 Index	BB-/P	37,958	396,000	172,894	12/16/72	500 bp — Monthly	(134,605)
	CMBX NA BB.13 Index	BB-/P	55,679	579,000	252,791	12/16/72	500 bp — Monthly	(196,631)
	CMBX NA BB.13 Index	BB-/P	194,713	2,108,000	920,353	12/16/72	500 bp — Monthly	(723,883)
	CMBX NA BB.13 Index	BB-/P	278,363	2,973,000	1,298,012	12/16/72	500 bp — Monthly	(1,017,172)
	CMBX NA BB.6 Index	B/P	5,423	20,216	8,123	5/11/63	500 bp — Monthly	(2,683)
	CMBX NA BB.6 Index	B/P	16,168	89,625	36,011	5/11/63	500 bp — Monthly	(19,769)
	CMBX NA BB.6 Index	B/P	75,114	119,275	47,925	5/11/63	500 bp — Monthly	27,289
	CMBX NA BB.6 Index	B/P	103,320	165,772	66,607	5/11/63	500 bp — Monthly	36,851
	CMBX NA BB.6 Index	B/P	611,836	1,217,685	489,266	5/11/63	500 bp — Monthly	123,585
	CMBX NA BB.8 Index	CCC+/P	12,950	35,756	16,523	10/17/57	500 bp — Monthly	(3,543)
	CMBX NA BBB-.12 Index	BBB-/P	40,531	944,000	301,514	8/17/61	300 bp — Monthly	(260,511)
	CMBX NA BBB-.13 Index	BBB-/P	643	7,000	2,159	12/16/72	300 bp — Monthly	(1,512)
	CMBX NA BBB-.13 Index	BBB-/P	2,834	51,000	15,728	12/16/72	300 bp — Monthly	(12,869)
	CMBX NA BBB-.13 Index	BBB-/P	10,328	113,000	34,849	12/16/72	300 bp — Monthly	(24,464)
	CMBX NA BBB-.14 Index	BBB-/P	14,150	86,000	24,914	12/16/72	300 bp — Monthly	(10,721)
	CMBX NA BBB-.14 Index	BBB-/P	40,438	251,000	72,715	12/16/72	300 bp — Monthly	(32,151)
	CMBX NA BBB-.15 Index	BBB-/P	39,920	235,000	68,009	11/18/64	300 bp — Monthly	(27,971)
	CMBX NA BBB-.15 Index	BBB-/P	147,731	937,000	271,168	11/18/64	300 bp — Monthly	(122,969)
	CMBX NA BBB-.15 Index	BBB-/P	77,674	1,311,000	379,403	11/18/64	300 bp — Monthly	(301,074)
	CMBX NA BBB-.15 Index	BBB-/P	564,410	2,234,000	646,520	11/18/64	300 bp — Monthly	(80,992)
	CMBX NA BBB-.16 Index	BBB-/P	193,899	853,000	245,749	4/17/65	300 bp — Monthly	(50,080)
	CMBX NA BBB-.9 Index	BB+/P	22,232	229,000	54,662	9/17/58	300 bp — Monthly	(32,311)

Upfront premium received			14,310,747		Unrealized appreciation			805,831

Upfront premium (paid)			—		Unrealized (depreciation)			(17,787,997)

	Total		$14,310,747				Total	$(16,982,166)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(308,747)	$1,457,409	$208,118	5/11/63	(200 bp) — Monthly	$(101,118)
	CMBX NA A.6 Index	944	41,803	5,969	5/11/63	(200 bp) — Monthly	6,899
	CMBX NA BB.10 Index	(1,135,828)	4,711,000	2,151,985	11/17/59	(500 bp) — Monthly	1,012,231
	CMBX NA BB.10 Index	(166,877)	1,599,000	730,423	11/17/59	(500 bp) — Monthly	562,214
	CMBX NA BB.10 Index	(138,486)	1,263,000	576,938	11/17/59	(500 bp) — Monthly	437,400
	CMBX NA BB.10 Index	(304,980)	1,196,000	546,333	11/17/59	(500 bp) — Monthly	240,356
	CMBX NA BB.11 Index	(148,735)	1,148,000	462,529	11/18/54	(500 bp) — Monthly	312,837
	CMBX NA BB.11 Index	(14,231)	279,000	112,409	11/18/54	(500 bp) — Monthly	97,945
	CMBX NA BB.11 Index	(4,098)	79,000	31,829	11/18/54	(500 bp) — Monthly	27,665
	CMBX NA BB.11 Index	(2,612)	38,000	15,310	11/18/54	(500 bp) — Monthly	12,666
	CMBX NA BB.11 Index	(650)	9,000	3,626	11/18/54	(500 bp) — Monthly	2,969
	CMBX NA BB.8 Index	(12,436)	34,789	16,076	10/17/57	(500 bp) — Monthly	3,611
	CMBX NA BB.8 Index	(176)	966	447	10/17/57	(500 bp) — Monthly	270
	CMBX NA BBB-.10 Index	(199,963)	1,163,000	353,203	11/17/59	(300 bp) — Monthly	152,659
	CMBX NA BBB-.10 Index	(35,821)	281,000	85,340	11/17/59	(300 bp) — Monthly	49,378
	CMBX NA BBB-.10 Index	(35,980)	155,000	47,074	11/17/59	(300 bp) — Monthly	11,016
	CMBX NA BBB-.10 Index	(18,118)	83,000	25,207	11/17/59	(300 bp) — Monthly	7,048
	CMBX NA BBB-.10 Index	(16,758)	77,000	23,385	11/17/59	(300 bp) — Monthly	6,589
	CMBX NA BBB-.10 Index	(3,915)	32,000	9,718	11/17/59	(300 bp) — Monthly	5,788
	CMBX NA BBB-.11 Index	(182,977)	560,000	135,800	11/18/54	(300 bp) — Monthly	(47,457)
	CMBX NA BBB-.11 Index	(9,714)	66,000	16,005	11/18/54	(300 bp) — Monthly	6,258
	CMBX NA BBB-.11 Index	(3,201)	10,000	2,425	11/18/54	(300 bp) — Monthly	(781)
	CMBX NA BBB-.12 Index	(546,451)	1,636,000	522,538	8/17/61	(300 bp) — Monthly	(24,731)
	CMBX NA BBB-.12 Index	(137,189)	608,000	194,195	8/17/61	(300 bp) — Monthly	56,702
	CMBX NA BBB-.12 Index	(108,797)	313,000	99,972	8/17/61	(300 bp) — Monthly	(8,981)
	CMBX NA BBB-.12 Index	(88,549)	265,000	84,641	8/17/61	(300 bp) — Monthly	(4,040)
	CMBX NA BBB-.12 Index	(23,376)	133,000	42,480	8/17/61	(300 bp) — Monthly	19,038
	CMBX NA BBB-.12 Index	(20,216)	119,000	38,009	8/17/61	(300 bp) — Monthly	17,734
	CMBX NA BBB-.12 Index	(6,402)	93,000	29,704	8/17/61	(300 bp) — Monthly	23,255
	CMBX NA BBB-.12 Index	(31,987)	91,000	29,065	8/17/61	(300 bp) — Monthly	(2,967)
	CMBX NA BBB-.12 Index	(2,760)	46,000	14,692	8/17/61	(300 bp) — Monthly	11,909
	CMBX NA BBB-.12 Index	(11,274)	33,000	10,540	8/17/61	(300 bp) — Monthly	(750)
	CMBX NA BBB-.13 Index	(30,154)	598,000	184,423	12/16/72	(300 bp) — Monthly	153,970
	CMBX NA BBB-.13 Index	(13,627)	233,000	71,857	12/16/72	(300 bp) — Monthly	58,114
	CMBX NA BBB-.13 Index	(9,929)	195,000	60,138	12/16/72	(300 bp) — Monthly	50,111
	CMBX NA BBB-.13 Index	(7,775)	142,000	43,793	12/16/72	(300 bp) — Monthly	35,947
	CMBX NA BBB-.6 Index	(1,220,251)	3,040,366	658,239	5/11/63	(300 bp) — Monthly	(563,535)
	CMBX NA BBB-.6 Index	(479,944)	1,111,495	240,639	5/11/63	(300 bp) — Monthly	(239,862)
	CMBX NA BBB-.7 Index	(39,813)	182,000	36,382	1/17/47	(300 bp) — Monthly	(3,522)
	CMBX NA BBB-.8 Index	(490,950)	3,137,000	627,714	10/17/57	(300 bp) — Monthly	135,195
	CMBX NA BBB-.8 Index	(273,906)	1,753,000	350,775	10/17/57	(300 bp) — Monthly	75,993
	CMBX NA BBB-.8 Index	(256,603)	1,617,000	323,562	10/17/57	(300 bp) — Monthly	66,151
	CMBX NA BBB-.8 Index	(195,079)	1,363,000	272,736	10/17/57	(300 bp) — Monthly	76,975
	CMBX NA BBB-.8 Index	(82,001)	591,000	118,259	10/17/57	(300 bp) — Monthly	35,962
	CMBX NA BBB-.8 Index	(40,931)	295,000	59,030	10/17/57	(300 bp) — Monthly	17,951
	CMBX NA BBB-.8 Index	(26,093)	196,000	39,220	10/17/57	(300 bp) — Monthly	13,029
	CMBX NA BBB-.8 Index	(12,900)	86,000	17,209	10/17/57	(300 bp) — Monthly	4,266
	CMBX NA BBB-.9 Index	(119,951)	507,000	121,021	9/17/58	(300 bp) — Monthly	816
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	1,600,627	11/17/59	(500 bp) — Monthly	1,130,190
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,595,602	11/17/59	(500 bp) — Monthly	1,177,313
	CMBX NA BB.10 Index	(227,964)	1,834,000	837,771	11/17/59	(500 bp) — Monthly	608,279
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	211,694	1/17/47	(300 bp) — Monthly	128,124
	Goldman Sachs International
	CMBX NA A.6 Index	(10,136)	58,144	8,303	5/11/63	(200 bp) — Monthly	(1,853)
	CMBX NA A.6 Index	(5,070)	19,761	2,822	5/11/63	(200 bp) — Monthly	(2,255)
	CMBX NA A.6 Index	(4,773)	17,861	2,551	5/11/63	(200 bp) — Monthly	(2,229)
	CMBX NA A.6 Index	(3,488)	13,681	1,954	5/11/63	(200 bp) — Monthly	(1,538)
	CMBX NA A.6 Index	(2,713)	10,641	1,520	5/11/63	(200 bp) — Monthly	(1,197)
	CMBX NA A.6 Index	(2,713)	10,641	1,520	5/11/63	(200 bp) — Monthly	(1,197)
	CMBX NA A.6 Index	(944)	4,560	651	5/11/63	(200 bp) — Monthly	(294)
	CMBX NA A.6 Index	(872)	3,800	543	5/11/63	(200 bp) — Monthly	(330)
	CMBX NA A.6 Index	(417)	1,900	271	5/11/63	(200 bp) — Monthly	(146)
	CMBX NA A.6 Index	(413)	1,900	271	5/11/63	(200 bp) — Monthly	(142)
	CMBX NA A.6 Index	(413)	1,900	271	5/11/63	(200 bp) — Monthly	(142)
	CMBX NA A.6 Index	(407)	1,900	271	5/11/63	(200 bp) — Monthly	(136)
	CMBX NA A.6 Index	(245)	1,140	163	5/11/63	(200 bp) — Monthly	(83)
	CMBX NA A.6 Index	(96)	380	54	5/11/63	(200 bp) — Monthly	(42)
	CMBX NA BB.10 Index	(29,639)	131,000	59,841	11/17/59	(500 bp) — Monthly	30,093
	CMBX NA BB.9 Index	(78,324)	492,000	205,164	9/17/58	(500 bp) — Monthly	126,430
	CMBX NA BB.9 Index	(10,382)	65,000	27,105	9/17/58	(500 bp) — Monthly	16,668
	CMBX NA BB.9 Index	(2,380)	20,000	8,340	9/17/58	(500 bp) — Monthly	5,943
	CMBX NA BB.9 Index	(505)	13,000	5,421	9/17/58	(500 bp) — Monthly	4,905
	CMBX NA BBB-.12 Index	(10,715)	60,000	19,164	8/17/61	(300 bp) — Monthly	8,419
	CMBX NA BBB-.12 Index	(7,408)	38,000	12,137	8/17/61	(300 bp) — Monthly	4,710
	CMBX NA BBB-.12 Index	(9,118)	27,000	8,624	8/17/61	(300 bp) — Monthly	(508)
	CMBX NA BBB-.13 Index	(1,212)	16,000	4,934	12/16/72	(300 bp) — Monthly	3,714
	CMBX NA BBB-.7 Index	(363,442)	4,432,000	885,957	1/17/47	(300 bp) — Monthly	520,299
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(162)	760	109	5/11/63	(200 bp) — Monthly	(53)
	CMBX NA A.6 Index	(163)	760	109	5/11/63	(200 bp) — Monthly	(55)
	CMBX NA BB.7 Index	(6,148,112)	12,556,000	5,211,996	1/17/47	(500 bp) — Monthly	(946,580)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	906,975	9/17/58	(500 bp) — Monthly	(169,731)
	CMBX NA BBB-.11 Index	(22,028)	200,000	48,500	11/18/54	(300 bp) — Monthly	26,372
	CMBX NA BBB-.12 Index	(1,802)	15,000	4,791	8/17/61	(300 bp) — Monthly	2,981
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,718,140	1/17/47	(300 bp) — Monthly	(657,749)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,459,933	11/17/59	(500 bp) — Monthly	1,275,419
	CMBX NA BB.7 Index	(9,888)	57,000	23,661	1/17/47	(500 bp) — Monthly	13,725
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	217,291	1/17/47	(300 bp) — Monthly	127,670
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(10,140)	39,523	5,644	5/11/63	(200 bp) — Monthly	(4,509)
	CMBX NA A.6 Index	(3,488)	13,681	1,954	5/11/63	(200 bp) — Monthly	(1,538)
	CMBX NA A.6 Index	(1,931)	7,601	1,085	5/11/63	(200 bp) — Monthly	(848)
	CMBX NA A.6 Index	(1,817)	7,221	1,031	5/11/63	(200 bp) — Monthly	(788)
	CMBX NA A.6 Index	(1,370)	6,080	868	5/11/63	(200 bp) — Monthly	(504)
	CMBX NA A.6 Index	(1,178)	4,940	705	5/11/63	(200 bp) — Monthly	(474)
	CMBX NA A.6 Index	(735)	3,420	488	5/11/63	(200 bp) — Monthly	(248)
	CMBX NA A.6 Index	(503)	2,280	326	5/11/63	(200 bp) — Monthly	(178)
	CMBX NA BB.10 Index	(422,820)	1,392,000	635,866	11/17/59	(500 bp) — Monthly	211,886
	CMBX NA BB.10 Index	(108,547)	1,035,000	472,788	11/17/59	(500 bp) — Monthly	363,378
	CMBX NA BB.10 Index	(37,576)	160,000	73,088	11/17/59	(500 bp) — Monthly	35,378
	CMBX NA BB.7 Index	(192,058)	996,000	413,440	1/17/47	(500 bp) — Monthly	220,552
	CMBX NA BB.7 Index	(158,631)	786,000	326,269	1/17/47	(500 bp) — Monthly	166,983
	CMBX NA BB.7 Index	(131,172)	701,000	290,985	1/17/47	(500 bp) — Monthly	159,229
	CMBX NA BB.7 Index	(134,942)	671,000	278,532	1/17/47	(500 bp) — Monthly	143,031
	CMBX NA BB.9 Index	(141,628)	1,064,000	443,688	9/17/58	(500 bp) — Monthly	301,173
	CMBX NA BB.9 Index	(128,586)	855,000	356,535	9/17/58	(500 bp) — Monthly	227,237
	CMBX NA BB.9 Index	(2,505)	71,000	29,607	9/17/58	(500 bp) — Monthly	27,043
	CMBX NA BB.9 Index	(2,339)	38,000	15,846	9/17/58	(500 bp) — Monthly	13,475
	CMBX NA BB.9 Index	(2,461)	18,000	7,506	9/17/58	(500 bp) — Monthly	5,030
	CMBX NA BB.9 Index	(547)	14,000	5,838	9/17/58	(500 bp) — Monthly	5,279
	CMBX NA BB.9 Index	(1,514)	10,000	4,170	9/17/58	(500 bp) — Monthly	2,648
	CMBX NA BB.9 Index	(347)	7,000	2,919	9/17/58	(500 bp) — Monthly	2,566
	CMBX NA BB.9 Index	(431)	7,000	2,919	9/17/58	(500 bp) — Monthly	2,483
	CMBX NA BB.9 Index	(757)	5,000	2,085	9/17/58	(500 bp) — Monthly	1,324
	CMBX NA BB.9 Index	(54)	1,000	417	9/17/58	(500 bp) — Monthly	362
	CMBX NA BBB-.10 Index	(83,477)	385,000	116,925	11/17/59	(300 bp) — Monthly	33,255
	CMBX NA BBB-.10 Index	(49,056)	291,000	88,377	11/17/59	(300 bp) — Monthly	39,175
	CMBX NA BBB-.10 Index	(26,774)	217,000	65,903	11/17/59	(300 bp) — Monthly	39,019
	CMBX NA BBB-.10 Index	(16,361)	129,000	39,177	11/17/59	(300 bp) — Monthly	22,752
	CMBX NA BBB-.10 Index	(16,090)	66,000	20,044	11/17/59	(300 bp) — Monthly	3,921
	CMBX NA BBB-.10 Index	(7,309)	61,000	18,526	11/17/59	(300 bp) — Monthly	11,186
	CMBX NA BBB-.10 Index	(5,109)	59,000	17,918	11/17/59	(300 bp) — Monthly	12,779
	CMBX NA BBB-.10 Index	(2,537)	20,000	6,074	11/17/59	(300 bp) — Monthly	3,527
	CMBX NA BBB-.10 Index	(2,811)	13,000	3,948	11/17/59	(300 bp) — Monthly	1,130
	CMBX NA BBB-.10 Index	(218)	1,000	304	11/17/59	(300 bp) — Monthly	85
	CMBX NA BBB-.11 Index	(191,080)	1,214,000	294,395	11/18/54	(300 bp) — Monthly	102,708
	CMBX NA BBB-.11 Index	(6,355)	112,000	27,160	11/18/54	(300 bp) — Monthly	20,749
	CMBX NA BBB-.12 Index	(221,082)	973,000	310,776	8/17/61	(300 bp) — Monthly	89,208
	CMBX NA BBB-.12 Index	(1,154)	28,000	8,943	8/17/61	(300 bp) — Monthly	7,775
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	589,705	1/17/47	(300 bp) — Monthly	400,932
	CMBX NA BBB-.7 Index	(7,132)	70,000	13,993	1/17/47	(300 bp) — Monthly	6,826
	CMBX NA BBB-.8 Index	(25,906)	181,000	36,218	10/17/57	(300 bp) — Monthly	10,222
	CMBX NA BBB-.8 Index	(17,814)	114,000	22,811	10/17/57	(300 bp) — Monthly	4,944

Upfront premium received		944			Unrealized appreciation		11,719,421

Upfront premium (paid)		(23,011,139)			Unrealized (depreciation)		(2,793,091)

	Total	$(23,010,195)				Total	$8,926,330
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,350,557,897.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
Short-term investments
	Putnam Short Term Investment Fund**	$125,491,507	$530,207,238	$504,152,925	$5,721,977	$151,545,820

	Total Short-term investments	$125,491,507	$530,207,238	$504,152,925	$5,721,977	$151,545,820
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $575,979.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,897,413.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $36,367.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $25,690,099 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,992,949 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,109,373 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,897,413 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,676,290	$—
Convertible bonds and notes	535,953	89,116,537	—
Corporate bonds and notes	—	221,887,534	—
Foreign government and agency bonds and notes	—	132,399,030	—
Mortgage-backed securities	—	492,138,559	—
Senior loans	—	19,302,612	—
U.S. government and agency mortgage obligations	—	2,000,835,467	—
U.S. treasury obligations	—	1,293,740	—
Short-term investments	56,191,000	306,629,623	—

Totals by level	$56,726,953	$3,273,279,392	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,509,237)	$—
Futures contracts	181,823	—	—
Forward premium swap option contracts	—	4,441,218	—
TBA sale commitments	—	(1,533,400,117)	—
Interest rate swap contracts	—	44,780,835	—
Total return swap contracts	—	(2,143,699)	—
Credit default contracts	—	643,612	—

Totals by level	$181,823	$(1,487,187,388)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$3,809,900,000
Written swap option contracts (contract amount)	$3,068,300,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$185,700,000
OTC interest rate swap contracts (notional)	$1,659,000,000
Centrally cleared interest rate swap contracts (notional)	$14,428,000,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$216,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com